Taxes - Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Net operating losses carryforward		$ 719	$ 309
Allowance for credit losses		772	776
Deferred income	[1]	257	253
Intangible assets	[2]	164	203
Operating lease liabilities		1,826	951
Total deferred tax assets		3,738	2,492
Less: valuation allowance
Total deferred tax assets, net of valuation allowance		3,738	2,492
Net off against deferred tax liabilities		(1,898)	(1,179)
Net deferred tax assets		1,840	1,313
Deferred tax liabilities:
Property and equipment	[3]	446	355
Operating lease right-of-use assets		1,860	1,071
Deferred tax liabilities		2,306	1,426
Net off against deferred tax assets		(1,898)	(1,179)
Net deferred tax liabilities		$ 408	$ 247

[1]	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.
[2]	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.
[3]	Property and equipment represent the amortized temporary difference between the tax basis and the accounting basis.